Pension and Other Post-Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Schedule of combined funded status of the pension plans and their reconciliation with the related amounts recognized in balance sheet
The following table sets forth the combined funded status of the pension plans and their reconciliation to the related amounts recognized in our Consolidated Financial Statements at our December 31, 2015 and 2014 measurement dates:

	December 31,
	2015	2014
Change in benefit obligation:
Benefit obligation at beginning of year	$126.6	$113.3
Service cost	2.5	2.2
Interest cost	4.3	4.9
Participant contributions	1.0	1.0
Curtailments	—	0.2
Actuarial (gain) loss	(6.0)	15.5
Benefits paid	(2.1)	(2.7)
Other, principally foreign exchange	(11.2)	(7.8)
Benefit obligation at end of year	$115.1	$126.6
Change in plan assets:
Fair value of plan assets at beginning of year	$106.4	$103.3
Actual gain on plan assets	6.3	9.9
Employer contributions	2.6	2.1
Participant contributions	1.0	1.0
Benefits paid	(2.1)	(2.7)
Other, principally foreign exchange	(9.7)	(7.2)
Fair value of assets at end of year	$104.5	$106.4
Amounts recognized in the consolidated balance sheets:
Funded status (current)	$—	$—
Funded status (non-current)	(10.5)	(20.2)
Accumulated other comprehensive loss:
Unrecognized actuarial loss	13.9	23.3
Unrecognized prior service cost	(2.2)	(2.5)
Deferred taxes	$(1.7)	$(3.8)
Net amount recognized	$(0.5)	$(3.2)

Schedule of components of net periodic pension cost
The following table presents the components of our net periodic pension benefit cost:

	December 31,
	2015	2014	2013
Components of net periodic pension benefit cost:
Service cost	$2.5	$2.2	$2.5
Interest cost	4.3	4.9	4.7
Expected return on plan assets	(5.9)	(6.6)	(5.5)
Amortization of actuarial losses	1.3	0.6	1.0
Curtailments	—	0.1	0.1
Amortization of unrecognized prior service cost	(0.2)	(0.2)	(0.3)
Net periodic cost	$2.0	$1.0	$2.5

Schedule of amounts included in accumulated other comprehensive income expected to be recognized as components of net periodic pension cost during the next fiscal year
The amounts included in accumulated other comprehensive (loss) income as of December 31, 2015 expected to be recognized as components of net periodic pension benefit cost during the fiscal year ending December 31, 2016 are presented below:

Net gain	$0.6
Net prior service cost	(0.2)
Net amount expected to be recognized	$0.4

Schedule of weighted-average actuarial assumptions used to determine the benefit obligation and net periodic benefit cost
The table below presents the weighted-average actuarial assumptions used to determine the benefit obligation and net periodic benefit cost for the U.K. Plan and the Canadian Plan.

	U.K. Plan			Canadian Plan
	2015	2014	2013	2015	2014	2013
Discount rates:
Benefit obligation	4.00%	3.70%	4.40%	4.15%	4.00%	5.00%
Net periodic pension cost	3.65%	4.40%	4.50%	4.00%	5.00%	4.50%
Rate of compensation increase	2.00%	2.00%	2.00%	3.00%	3.00%	3.00%
Expected return on assets	6.30%	7.50%	6.70%	6.25%	6.50%	6.50%

Schedule of future pension benefit payments expected to be paid
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Year	U.K. Plan	Canadian Plan
2016	$1.3	$1.2
2017	1.4	1.3
2018	1.4	1.5
2019	1.6	1.6
2020	1.9	1.8
2021 - 2025	12.3	12.0

U.K. Plan
Defined Benefit Plan Disclosure [Line Items]
Schedule of fair value of defined benefit pension plan assets by asset category
The fair value of the U.K. Plan assets at December 31, 2014 by asset category is presented below:

Asset Category	Market Value at December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities in U.K. companies (a)	$15.2	$—	$15.2	$—
Equity securities in non-U.K. companies (a)	10.3	—	10.3	—
Global return fund (a)	19.3	—	19.3	—
Corporate bonds (a)	6.1	—	6.1	—
Real estate	12.5	—	—	12.5
Cash (b)	0.3	0.3	—	—
Total pension assets	$63.7	$0.3	$50.9	$12.5
_______________________________________________________________________________

(a)	The assets are invested through managed funds that are valued using inputs derived principally from quoted prices in active markets for the underlying assets in the fund.

(b)	The carrying amount of cash and cash equivalents approximates fair value because of the short-term maturity of these instruments.
The fair value of the U.K. Plan assets at December 31, 2015 by asset category is presented below:

Asset Category	Market Value at December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities in U.K. companies (a)	$15.8	$—	$15.8	$—
Equity securities in non-U.K. companies (a)	10.4	—	10.4	—
Global return fund (a)	19.3	—	19.4	—
Corporate bonds (a)	6.1	—	6.1	—
Real estate	12.9	—	—	12.9
Cash (b)	0.2	0.2	—	—
Total pension assets	$64.7	$0.2	$51.7	$12.9
_______________________________________________________________________________

(a)	The assets are invested through managed funds that are valued using inputs derived principally from quoted prices in active markets for the underlying assets in the fund.

(b)	The carrying amount of cash and cash equivalents approximates fair value because of the short-term maturity of these instruments.

Schedule of changes in fair value of pension assets valued using significant unobservable inputs (Level 3)
The change in fair value of the pension assets during 2015 valued using significant unobservable inputs (Level 3) is presented below:

General Account
Beginning balance at December 31, 2014	$12.5
Purchases	—
Unrealized gain on asset still held at December 31, 2015	0.4

Ending balance at December 31, 2015	$12.9

The change in fair value of the pension assets during 2014 valued using significant unobservable inputs (Level 3) is presented below:

General Account
Beginning balance at December 31, 2013	$11.8
Purchases	0.1
Unrealized gain on asset still held at December 31, 2014	0.6

Ending balance at December 31, 2014	$12.5

Canadian Plan
Defined Benefit Plan Disclosure [Line Items]
Schedule of fair value of defined benefit pension plan assets by asset category
The fair value of the Canadian Plan assets at December 31, 2014 by asset category is presented below:

Asset Category	Market Value at December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities in Canadian companies (a)	$7.9	$7.3	$0.6	$—
Equity securities in non-Canadian companies (a)	18.7	18.7	—	—
Government bonds	6.5	—	6.5	—
Corporate bonds in Canadian companies	9.1	—	9.1	—
Other short-term investment (b)	0.4	0.4	—
Cash and cash equivalents (c)	0.3	0.3	—	—
Total pension assets	$42.9	$26.7	$16.2	$—
_______________________________________________________________________________

(a)
Direct investments in equity securities are valued at quoted prices in active markets for identical assets. Equity securities invested through pooled funds are valued using inputs derived principally from the quoted prices in active markets for the underlying assets in the pool.

(b)
Other short-term investments are investments in pooled money market funds that are valued using inputs derived principally from the quoted prices in active markets for the underlying assets in the pool.

(c)	The carrying amount of cash and cash equivalents approximates fair value because of the short-term maturity of these instruments.
The fair value of the Canadian Plan assets at December 31, 2015 by asset category is presented below:

Asset Category	Market Value at December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities in Canadian companies (a)	$7.0	$6.3	$0.7	$—
Equity securities in non-Canadian companies (a)	18.1	18.1	—	—
Government bonds	5.7	—	5.7	—
Corporate bonds in Canadian companies	7.6	—	7.6	—
Other short-term investment (b)	1.2	1.2	—
Cash and cash equivalents (c)	0.2	0.2	—	—
Total pension assets	$39.8	$25.8	$14.0	$—
_______________________________________________________________________________

(a)
Direct investments in equity securities are valued at quoted prices in active markets for identical assets. Equity securities invested through pooled funds are valued using inputs derived principally from the quoted prices in active markets for the underlying assets in the pool.

(b)
Other short-term investments are investments in pooled money market funds that are valued using inputs derived principally from the quoted prices in active markets for the underlying assets in the pool.

(c)	The carrying amount of cash and cash equivalents approximates fair value because of the short-term maturity of these instruments.